Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
June 30, 2022
F20-NPRT1-0822
1.818361.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.75% 7/21/22 to 9/29/22 (b) (Cost $14,992,720)	15,030,000	14,988,471

Domestic Equity Funds - 25.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	18,867,167	167,917,782
Fidelity Series Blue Chip Growth Fund (c)	32,697,172	344,301,220
Fidelity Series Commodity Strategy Fund (c)	54,880,643	265,073,507
Fidelity Series Growth Company Fund (c)	53,886,369	740,398,713
Fidelity Series Intrinsic Opportunities Fund (c)	29,919,878	526,889,053
Fidelity Series Large Cap Stock Fund (c)	43,220,850	707,525,322
Fidelity Series Large Cap Value Index Fund (c)	18,055,379	243,386,504
Fidelity Series Opportunistic Insights Fund (c)	28,154,670	412,184,367
Fidelity Series Small Cap Discovery Fund (c)	7,953,067	79,212,549
Fidelity Series Small Cap Opportunities Fund (c)	22,408,574	253,216,882
Fidelity Series Stock Selector Large Cap Value Fund (c)	45,767,843	546,010,371
Fidelity Series Value Discovery Fund (c)	28,743,263	419,076,779
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,839,283,490)		4,705,193,049

International Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	24,635,074	328,631,892
Fidelity Series Emerging Markets Fund (c)	21,877,305	180,268,990
Fidelity Series Emerging Markets Opportunities Fund (c)	99,353,695	1,625,426,444
Fidelity Series International Growth Fund (c)	56,208,839	786,361,656
Fidelity Series International Small Cap Fund (c)	13,883,083	208,246,249
Fidelity Series International Value Fund (c)	80,836,120	775,218,395
Fidelity Series Overseas Fund (c)	75,145,015	785,265,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,196,633,794)		4,689,419,032

Bond Funds - 48.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	32,344,987	320,538,821
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	184,641,961	1,587,920,861
Fidelity Series Emerging Markets Debt Fund (c)	13,075,902	95,192,566
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,876,286	32,173,172
Fidelity Series Floating Rate High Income Fund (c)	2,148,998	18,610,326
Fidelity Series High Income Fund (c)	12,404,689	100,105,843
Fidelity Series International Credit Fund (c)	2,204,677	18,254,729
Fidelity Series International Developed Markets Bond Index Fund (c)	84,215,841	743,625,873
Fidelity Series Investment Grade Bond Fund (c)	500,789,738	5,148,118,505
Fidelity Series Long-Term Treasury Bond Index Fund (c)	127,230,170	847,352,934
Fidelity Series Real Estate Income Fund (c)	6,121,426	63,356,759
TOTAL BOND FUNDS (Cost $10,008,763,899)		8,975,250,389

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	18,951,225	18,955,016
Fidelity Series Government Money Market Fund 1.18% (c)(e)	161,950,667	161,950,667
Fidelity Series Short-Term Credit Fund (c)	4,272,560	41,102,027
TOTAL SHORT-TERM FUNDS (Cost $223,415,396)		222,007,710

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,283,089,299)	18,606,858,651
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,699,803
NET ASSETS - 100.0%	18,610,558,454

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	814	Sep 2022	75,563,620	316,025	316,025
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,086	Sep 2022	54,446,610	(16,436)	(16,436)

TOTAL EQUITY INDEX CONTRACTS					299,589

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,185	Sep 2022	377,522,031	(504,453)	(504,453)

TOTAL PURCHASED					(204,864)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	210	Sep 2022	39,789,750	(373,477)	(373,477)

TOTAL FUTURES CONTRACTS					(578,341)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,988,471.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	15,447,040	53,222,536	49,714,560	32,470	-	-	18,955,016	0.0%
Total	15,447,040	53,222,536	49,714,560	32,470	-	-	18,955,016

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	243,378,266	129,582,964	48,718,437	-	14,264	(3,718,236)	320,538,821
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,520,224,548	340,565,387	99,089,071	-	(7,419,821)	(166,360,182)	1,587,920,861
Fidelity Series All-Sector Equity Fund	212,784,609	1,357,735	9,658,607	-	(2,206,111)	(34,359,844)	167,917,782
Fidelity Series Blue Chip Growth Fund	349,393,472	108,728,335	12,315,865	-	(1,496,570)	(100,008,152)	344,301,220
Fidelity Series Canada Fund	410,925,140	7,596	26,292,482	-	3,966,553	(59,974,915)	328,631,892
Fidelity Series Commodity Strategy Fund	326,346,227	3,152,042	51,334,267	-	7,163,738	(20,254,233)	265,073,507
Fidelity Series Emerging Markets Debt Fund	112,454,792	1,363,344	5,638,868	1,361,231	(1,589,947)	(11,396,755)	95,192,566
Fidelity Series Emerging Markets Debt Local Currency Fund	36,954,064	686	1,913,159	-	(389,826)	(2,478,593)	32,173,172
Fidelity Series Emerging Markets Fund	207,713,565	6,272,367	10,401,514	-	(684,046)	(22,631,382)	180,268,990
Fidelity Series Emerging Markets Opportunities Fund	1,871,499,618	57,687,544	97,146,481	-	(15,569,509)	(191,044,728)	1,625,426,444
Fidelity Series Floating Rate High Income Fund	22,285,625	234,017	2,718,304	233,611	(296,594)	(894,418)	18,610,326
Fidelity Series Government Money Market Fund 1.18%	448,766,444	444,196	287,259,973	438,471	-	-	161,950,667
Fidelity Series Growth Company Fund	870,783,396	121,808,606	29,136,542	-	(1,442,143)	(221,614,604)	740,398,713
Fidelity Series High Income Fund	133,191,371	1,626,679	20,967,336	1,624,305	(1,840,663)	(11,904,208)	100,105,843
Fidelity Series Inflation-Protected Bond Index Fund	240,085,881	2,070,161	236,995,396	2,051,034	5,571,878	(10,732,524)	-
Fidelity Series International Credit Fund	20,287,275	127,070	-	127,069	-	(2,159,616)	18,254,729
Fidelity Series International Developed Markets Bond Index Fund	673,916,940	147,569,582	39,179,517	410,565	(1,517,984)	(37,163,148)	743,625,873
Fidelity Series International Growth Fund	938,022,383	41,362,921	45,487,213	-	(5,123,951)	(142,412,484)	786,361,656
Fidelity Series International Small Cap Fund	259,047,128	1,614,298	10,678,730	-	(2,987,801)	(38,748,646)	208,246,249
Fidelity Series International Value Fund	949,103,204	12,472,743	68,461,528	-	6,937,845	(124,833,869)	775,218,395
Fidelity Series Intrinsic Opportunities Fund	824,875,443	14,368	227,989,353	-	96,654,495	(166,665,900)	526,889,053
Fidelity Series Investment Grade Bond Fund	6,150,485,142	39,713,930	695,484,281	37,112,071	(66,642,265)	(279,954,021)	5,148,118,505
Fidelity Series Large Cap Stock Fund	774,403,850	70,857,798	28,389,727	-	(264,756)	(109,081,843)	707,525,322
Fidelity Series Large Cap Value Index Fund	291,496,998	5,261	13,257,251	-	3,952,437	(38,810,941)	243,386,504
Fidelity Series Long-Term Treasury Bond Index Fund	948,599,599	77,095,238	57,821,582	5,463,792	(7,708,752)	(112,811,569)	847,352,934
Fidelity Series Opportunistic Insights Fund	446,183,157	73,451,312	15,843,673	-	(2,713,141)	(88,893,288)	412,184,367
Fidelity Series Overseas Fund	944,892,935	41,254,261	37,686,337	-	(4,523,052)	(158,672,401)	785,265,406
Fidelity Series Real Estate Income Fund	80,981,409	1,089,904	11,940,263	1,088,751	778,167	(7,552,458)	63,356,759
Fidelity Series Short-Term Credit Fund	112,438,631	282,870	70,580,628	281,391	(2,058,578)	1,019,732	41,102,027
Fidelity Series Small Cap Discovery Fund	96,063,424	11,741,389	4,193,398	10,298,629	637,479	(25,036,345)	79,212,549
Fidelity Series Small Cap Opportunities Fund	315,172,162	3,074,350	12,243,371	-	(1,892,622)	(50,893,637)	253,216,882
Fidelity Series Stock Selector Large Cap Value Fund	652,335,617	6,831,276	37,841,744	-	4,782,278	(80,097,056)	546,010,371
Fidelity Series Value Discovery Fund	496,259,993	9,010	34,827,104	-	12,084,792	(54,449,912)	419,076,779
	21,981,352,308	1,303,469,240	2,351,492,002	60,490,920	14,175,794	(2,374,590,176)	18,572,915,164

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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